[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

               Annual Report

               October 31, 2001

               Mercury Large
               Cap Growth
               Fund
               Of Mercury Large Cap Series Funds, Inc.

A SPECIAL MESSAGE TO SHAREHOLDERS

THE U.S. ECONOMY & THE AFTERMATH OF SEPTEMBER 11TH

A Perspective from Bob Doll, President & Chief Investment Officer of Merrill Lynch Investment Managers, L.P.

For Americans, the world was changed forever on September 11th. In looking for some perspective, I have been reassured by my belief that the pride of America is its people and its economy. In the wake of this attack, there has been no question about the mettle of Americans--across the country, they have risen to the occasion again and again by helping the victims and raising the flag. But there are many important questions about the American economy, the engine of our way of life, that have yet to be answered, indeed, that may take months to answer.

During the coming days, weeks and months, navigating a course through the financial markets will be challenging. The resolve of Americans and the U.S. Government will be tested. But history tells us that Americans and America are resilient. And we know that the market will eventually rally. As President Bush told the nation in his speech on September 20th, "Terrorists attacked a symbol of prosperity. They did not touch its source. America is successful because of the hard work and creativity and enterprise of our people. They were the true strengths of our economy before September 11th and they are our strengths today."

For the rest of this year at least, the main event will be a market of tug-of-war as consumer demand shock vies with proactive monetary and fiscal policies from the Fed and government, which may pump as much as $100 billion into the economy. Where we go and when we get there will depend on the government's ability to reinvigorate consumer and business confidence. Eventually, the market will get back to focusing on the basics--economic and earnings fundamentals.

There is no doubt that these are extraordinarily trying times. But we have been through trying times before, and the economy has always emerged stronger than ever. We have no reason to believe this time will be any different.


               October 31, 2001 (2) Mercury Large Cap Growth Fund

DEAR SHAREHOLDER

We are pleased to provide you with this annual report for Mercury Large Cap Growth Fund. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among the securities found in the Russell 1000(R) Growth Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sector and individual security selection.

Fiscal Year in Review

For the 12 months ended October 31, 2001 the Fund's Class I, Class A, Class B and Class C Shares had total returns of -34.00%, -34.18%, -34.70% and -34.63%, respectively. Since inception (December 22, 1999) through October 31, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -24.50%, -24.90%, -26.01% and -25.94%, respectively. (Fund results shown do not reflect sales charges. Complete performance information can be found on pages 5-7 of this report to shareholders.) This compares favorably to the -39.95% and -43.57% total returns for the benchmark unmanaged Russell 1000(R) Growth Index for the year ended October 31, 2001 and for the period December 31, 1999 to October 31, 2001, respectively. While absolute performance in the markets was difficult during the last year, we used the period to gain relative performance compared to our benchmarks and competitive peer groups. During the fiscal year ended October 31, 2001, the largest significant positive contributors to performance included our overweight and stock selection in health care and stock selection in industrial companies. The largest negative contributor to performance was our allocation to the consumer staples area. The largest positive contributors to performance relative to the benchmark during the last 12 months included Sun Microsystems, Inc., EMC Corporation, PacifiCare Health Systems, Inc. and Cytyc Corporation.

Based on the rallies we have seen in equity markets since their sharp declines in September, we believe that markets are reflecting the view that the current monetary and fiscal policy changes will have an effect and are giving the present economic and profits environment the benefit of the doubt. While we do not expect the current pace of the market to continue, and acknowledge that we still probably have some correction and testing ahead, we still believe that the lows of September 21, 2001 marked a major bottom in equity markets.


               October 31, 2001 (3) Mercury Large Cap Growth Fund

We are defensively positioned in the portfolio, concentrating on sectors and stocks with near-term earnings deliverability and reasonable valuations. We believe our next major decision is when to introduce more cyclicality into the portfolio in anticipation of economic and market recovery. At this time, it is our opinion that any recovery is still somewhat premature. As a result, we are above benchmark weights in consumer discretionary and health care issues, and below benchmark weights in telecommunication services, information technology and materials. We believe that small-, mid- and large-capitalization stocks are more attractive than mega cap companies, and the Portfolio reflects this position.

In Conclusion

We thank you for your investment in Mercury Large Cap Growth Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                          /s/ Robert C. Doll, Jr.

Terry K. Glenn                              Robert C. Doll, Jr.
President and Director/Trustee              Senior Vice President and
                                            Portfolio Manager

December 10, 2001

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


               October 31, 2001 (4) Mercury Large Cap Growth Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived its administration fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.


               October 31, 2001 (5) Mercury Large Cap Growth Fund

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                         % Return      % Return
                                                      Without Sales   With Sales
Class I Shares*                                           Charge       Charge**
================================================================================
One Year Ended 9/30/01                                   -39.15%        -42.35%
--------------------------------------------------------------------------------
Inception (12/22/99) through 9/30/01                     -16.10         -18.61
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

================================================================================
                                                         % Return      % Return
                                                      Without Sales   With Sales
Class A Shares*                                           Charge       Charge**
================================================================================
One Year Ended 9/30/01                                   -39.29%        -42.48%
--------------------------------------------------------------------------------
Inception (12/22/99) through 9/30/01                     -16.29         -18.80
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                        % Return       % Return
                                                         Without          With
Class B Shares*                                           CDSC           CDSC**
================================================================================
One Year Ended 9/30/01                                   -39.76%        -41.84%
--------------------------------------------------------------------------------
Inception (12/22/99) through 9/30/01                     -16.93         -18.56
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                        % Return       % Return
                                                         Without          With
Class C Shares*                                           CDSC           CDSC**
================================================================================
One Year Ended 9/30/01                                   -39.79%        -40.31%
--------------------------------------------------------------------------------
Inception (12/22/99) through 9/30/01                     -16.95         -16.95
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                 6-Month           12-Month      Since Inception
As of October 31, 2001        Total Return       Total Return      Total Return
================================================================================
Class I                          -12.71%            -34.00%           -24.50%
--------------------------------------------------------------------------------
Class A                          -12.86             -34.18            -24.90
--------------------------------------------------------------------------------
Class B                          -13.20             -34.70            -26.01
--------------------------------------------------------------------------------
Class C                          -13.15             -34.63            -25.94
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund commenced operations on 12/22/99.


               October 31, 2001 (6) Mercury Large Cap Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

Total Return Based on a $10,000 Investment

                                                  Class I & Class A Shares

A line graph depicting the growth of an investment in the Fund's Class I & Class A Shares compared to growth of an investment in the Russell 1000 Growth Index. Values are from December 22, 1999 to October 2001:

                                              12/22/99**    10/00         10/01

Mercury Large Cap Growth Fund+--
Class I Shares*                               $ 9,475       $10,839       $7,154
Mercury Large Cap Growth Fund+--
Class A Shares*                               $ 9,475       $10,811       $7,116

                                              12/31/99      10/00         10/01

Russell 1000 Growth Index++                   $10,000       $ 9,396       $5,643

                                                  Class B & Class C Shares

A line graph depicting the growth of an investment in the Fund's Class B & Class C Shares compared to growth of an investment in the Russell 1000 Growth Index. Values are from December 22, 1999 to October 2001:

                                              12/22/99**    10/00         10/01

Mercury Large Cap Growth Fund+--
Class B Shares*                               $10,000       $11,330       $7,142
Mercury Large Cap Growth Fund+--
Class C Shares*                               $10,000       $11,330       $7,406

                                              12/31/99      10/00         10/01

Russell 1000 Growth Index++                   $10,000       $ 9,396       $5,643

 * Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
 + The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes have good prospects for earnings growth.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation. The starting date for the Index in each of the graphs is from 12/31/99.

      Past performance is not indicative of future results.


               October 31, 2001 (7) Mercury Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2001

MERCURY LARGE CAP GROWTH FUND

Assets:

Investment in Master Large Cap Growth Portfolio, at value
  (identified cost--$816,389)                                           $  820,053
                                                                        ----------
Total assets                                                               820,053
                                                                        ----------
----------------------------------------------------------------------------------

Liabilities:

Payables:
  Distributor                                                    $567
  Administrator                                                   197          764
                                                                 -----------------
Total liabilities                                                              764
                                                                        ----------
----------------------------------------------------------------------------------

Net Assets:

Net assets                                                              $  819,289
                                                                        ==========
----------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                         $    1,427
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                              2,877
Class B Shares of Common Stock, $.10 par value,
  200,000,000 shares authorized                                              5,577
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                              2,398
Paid-in capital in excess of par                                         1,033,384
Accumulated realized capital losses on investments from
  the Portfolio--net                                                      (173,692)
Accumulated distributions in excess of realized gains on
  investments from the Portfolio--net                                      (56,346)
Unrealized appreciation on investments from the Portfolio--net               3,664
                                                                        ----------
Net assets                                                              $  819,289
                                                                        ==========
----------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $95,973 and 14,271 shares
  outstanding                                                           $     6.73
                                                                        ==========
Class A--Based on net assets of $192,952 and 28,766 shares
  outstanding                                                           $     6.71
                                                                        ==========
Class B--Based on net assets of $370,373 and 55,768 shares
  outstanding                                                           $     6.64
                                                                        ==========
Class C--Based on net assets of $159,991 and 23,984 shares
  outstanding                                                           $     6.67
                                                                        ==========
----------------------------------------------------------------------------------

See Notes to Financial Statements.


               October 31, 2001 (8) Mercury Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2001

MERCURY LARGE CAP GROWTH FUND

Investment Loss from the Portfolio--Net:

Net investment income allocated from the Portfolio:
  Dividends                                                                                $   3,259
  Interest                                                                                       281
  Securities lending--net                                                                          2
  Expenses                                                                                    (5,192)
                                                                                           ---------
Net investment loss from the Portfolio                                                        (1,650)
                                                                                           ---------
----------------------------------------------------------------------------------------------------

Expenses:

Offering costs                                                               $ 20,151
Printing and shareholder reports                                               15,712
Professional fees                                                              11,456
Account maintenance and distribution fees--Class B                              2,340
Account maintenance and distribution fees--Class C                              1,747
Administration fees                                                             1,497
Accounting services                                                               566
Account maintenance fees--Class A                                                 501
Registration fees                                                                 146
Transfer agent fees--Class B                                                      112
Transfer agent fees--Class A                                                       83
Transfer agent fees--Class C                                                       76
Transfer agent fees--Class I                                                       53
Other                                                                           5,188
                                                                             --------
Total expenses before reimbursement                                            59,628
Reimbursement of expenses                                                     (50,306)
                                                                             --------
Total expenses after reimbursement                                                             9,322
                                                                                           ---------
Investment loss--net                                                                         (10,972)
                                                                                           ---------
----------------------------------------------------------------------------------------------------

Realized & Unrealized Loss from the Portfolio--Net:

Realized loss on investments from the Portfolio--net                                        (228,446)
Change in unrealized appreciation on investments from the Portfolio--net                     (22,909)
                                                                                           ---------
Net Decrease in Net Assets Resulting from Operations                                       $(262,327)
                                                                                           =========
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               October 31, 2001 (9) Mercury Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY LARGE CAP GROWTH FUND

                                                                                          For the Period
                                                                            For the        December 22,
                                                                          Year Ended         1999+ to
Increase (Decrease) in Net Assets:                                     October 31, 2001  October 31, 2000
---------------------------------------------------------------------------------------------------------
Operations:

Investment loss--net                                                      $ (10,972)            $  (8,433)
Realized gain (loss) on investments from the Portfolio--net                (228,446)               54,080
Change in unrealized appreciation on investments from
  the Portfolio--net                                                        (22,909)               26,573
                                                                          -------------------------------
Net increase (decrease) in net assets resulting from operations            (262,327)               72,220
                                                                          -------------------------------
---------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

In excess of realized gain on investments from the Portfolio--net:
  Class I                                                                   (13,603)                   --
  Class A                                                                   (12,928)                   --
  Class B                                                                   (17,823)                   --
  Class C                                                                   (11,992)                   --
                                                                          -------------------------------
Net decrease in net assets resulting from distributions
  to shareholders                                                           (56,346)                   --
                                                                          -------------------------------
---------------------------------------------------------------------------------------------------------

Capital Share Transactions:

Net increase (decrease) in net assets derived from capital
  share transactions                                                        569,041                (3,299)
                                                                          -------------------------------
---------------------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                                250,368                68,921
Beginning of period                                                         568,921               500,000
                                                                          -------------------------------
End of period                                                             $ 819,289             $ 568,921
                                                                          ===============================
---------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


               October 31, 2001 (10) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY LARGE CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                               Class I
                                                                 ----------------------------------
                                                                                    For the Period
                                                                     For the         December 22,
                                                                    Year Ended         1999+ to
Increase (Decrease) in Net Asset Value:                          October 31, 2001  October 31, 2000
---------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                                $ 11.44                 $ 10.00
                                                                    -------------------------------
Investment loss--net                                                   (.07)@@                 (.11)
Realized and unrealized gain (loss) on investments
  from the Portfolio--net                                             (3.58)                   1.55
                                                                    -------------------------------
Total from investment operations                                      (3.65)                   1.44
                                                                    -------------------------------
Less distributions in excess of realized gain on investments
  from the Portfolio--net                                             (1.06)                     --
                                                                    -------------------------------
Net asset value, end of period                                      $  6.73                 $ 11.44
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                  (34.00%)                 14.40%@
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                      1.38%                   1.50%*
                                                                    ===============================
Expenses++                                                            9.80%                  37.46%*
                                                                    ===============================
Investment loss--net                                                  (.90%)                 (1.12%)*
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                            $    96                 $   143
                                                                    ===============================
---------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


               October 31, 2001 (11) Mercury Large Cap Growth Fund

MERCURY LARGE CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                               Class A
                                                                 ----------------------------------
                                                                                    For the Period
                                                                     For the         December 22,
                                                                    Year Ended         1999+ to
Increase (Decrease) in Net Asset Value:                          October 31, 2001  October 31, 2000
---------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                                $ 11.41                 $ 10.00
                                                                    -------------------------------
Investment loss--net                                                   (.09)@@                 (.14)
Realized and unrealized gain (loss) on investments
   from the Portfolio--net                                            (3.58)                   1.55
                                                                    -------------------------------
Total from investment operations                                      (3.67)                   1.41
                                                                    -------------------------------
Less distributions in excess of realized gain on investments
   from the Portfolio--net                                            (1.03)                     --
                                                                    -------------------------------
Net asset value, end of period                                      $  6.71                 $ 11.41
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                  (34.18%)                 14.10%@
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                      1.64%                   1.75%*
                                                                    ===============================
Expenses++                                                            8.77%                  37.74%*
                                                                    ===============================
Investment loss--net                                                 (1.15%)                 (1.37%)*
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                            $   193                 $   142
                                                                    ===============================
---------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


               October 31, 2001 (12) Mercury Large Cap Growth Fund

MERCURY LARGE CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                               Class B
                                                                 ----------------------------------
                                                                                    For the Period
                                                                     For the         December 22,
                                                                    Year Ended         1999+ to
Increase (Decrease) in Net Asset Value:                          October 31, 2001  October 31, 2000
---------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                                $ 11.33                 $ 10.00
                                                                    -------------------------------
Investment loss--net                                                   (.14)@@                 (.21)
Realized and unrealized gain (loss) on investments
   from the Portfolio--net                                            (3.56)                   1.54
                                                                    -------------------------------
Total from investment operations                                      (3.70)                   1.33
                                                                    -------------------------------
Less distributions in excess of realized gain on investments
   from the Portfolio--net                                             (.99)                     --
                                                                    -------------------------------
Net asset value, end of period                                      $  6.64                 $ 11.33
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                  (34.70%)                 13.30%@
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                      2.38%                   2.49%*
                                                                    ===============================
Expenses++                                                            8.88%                  38.49%*
                                                                    ===============================
Investment loss--net                                                 (1.88%)                 (2.12%)*
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                            $   370                 $   142
                                                                    ===============================
---------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


               October 31, 2001 (13) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY LARGE CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                               Class C
                                                                 ----------------------------------
                                                                                    For the Period
                                                                     For the         December 22,
                                                                    Year Ended         1999+ to
Increase (Decrease) in Net Asset Value:                          October 31, 2001  October 31, 2000
---------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                                $ 11.33                 $ 10.00
                                                                    -------------------------------
Investment loss--net                                                   (.15)@@                 (.21)
Realized and unrealized gain (loss) on investments
  from the Portfolio--net                                             (3.55)                   1.54
                                                                    -------------------------------
Total from investment operations                                      (3.70)                   1.33
                                                                    -------------------------------
Less distributions in excess of realized gain on investments
  from the Portfolio--net                                              (.96)                     --
                                                                    -------------------------------
Net asset value, end of period                                      $  6.67                 $ 11.33
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                  (34.63%)                 13.30%@
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                      2.37%                   2.49%*
                                                                    ===============================
Expenses++                                                            8.97%                  38.49%*
                                                                    ===============================
Investment loss--net                                                 (1.87%)                 (2.12%)*
                                                                    ===============================
---------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                            $   160                 $   142
                                                                    ===============================
---------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


               October 31, 2001 (14) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY LARGE CAP GROWTH FUND

(1)   Significant Accounting Policies:

      Mercury Large Cap Growth Fund of Mercury Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Portfolio owned by the Fund at October 31, 2001 was .5%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class I and Class A are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.


               October 31, 2001 (15) Mercury Large Cap Growth Fund

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

      (f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

      (g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $10,953 have been reclassified between paid-in capital in excess of par and accumulated net investment loss, $693 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses and $19 has been reclassfied between accumulated net realized capital losses and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

(2)   Transactions with Affiliates:

      Effective January 17, 2001, the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended October 31, 2001, FAM earned fees of $1,497, all of which was waived. FAM also reimbursed the Fund additional expenses of $48,809.

      The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. (FAMD or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accor-


               October 31, 2001 (16) Mercury Large Cap Growth Fund dance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                      Account       Distribution
                                                  Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class A                                                 .25%             --
--------------------------------------------------------------------------------
Class B                                                 .25%            .75%
--------------------------------------------------------------------------------
Class C                                                 .25%            .75%
--------------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 2001 were $697,060 and $193,027, respectively.

(4)   Capital Share Transactions:

      Net increase (decrease) in net assets derived from capital share transactions was $569,041 and $(3,299) for the year ended October 31, 2001 and for the period December 22, 1999 to October 31, 2000. Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares of each class to FAM for $125,000 per class.


               October 31, 2001 (17) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Transactions in capital shares for each class were as follows:

Class I Shares for the Year Ended October 31, 2001       Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                                 366       $   3,402
Shares issued to shareholders in reinvestment
of distributions                                          1,524          13,240
                                                       ------------------------
Total issued                                              1,890          16,642
Shares redeemed                                            (119)         (1,018)
                                                       ------------------------
Net increase                                              1,771       $  15,624
                                                       ========================
-------------------------------------------------------------------------------

Class I Shares for the Period December 22, 1999+
to October 31, 2000                                      Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                               9,788       $ 105,351
Shares redeemed                                          (9,788)       (108,650)
                                                       ------------------------
Net decrease                                                 --       $  (3,299)
                                                       ========================
-------------------------------------------------------------------------------

+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

Class A Shares for the Year Ended October 31, 2001       Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              14,777       $ 124,668
Shares issued to shareholders in reinvestment
of distributions                                          1,489          12,928
                                                       ------------------------
Net increase                                             16,266       $ 137,596
                                                       ========================
-------------------------------------------------------------------------------

Class B Shares for the Year Ended October 31, 2001       Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              50,336       $ 381,984
Shares issued to shareholders in reinvestment
of distributions                                          2,058          17,823
                                                       ------------------------
Total issued                                             52,394         399,807
Shares redeemed                                          (9,126)        (67,093)
                                                       ------------------------
Net increase                                             43,268       $ 332,714
                                                       ========================
-------------------------------------------------------------------------------

Class C Shares for the Year Ended October 31, 2001       Shares   Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                              23,724       $ 163,055
Shares issued to shareholders in reinvestment
of distributions                                          1,380          11,992
                                                       ------------------------
Total issued                                             25,104         175,047
Shares redeemed                                         (13,620)        (91,940)
                                                       ------------------------
Net increase                                             11,484       $  83,107
                                                       ========================
-------------------------------------------------------------------------------

(5)   Capital Loss Carryforward:

      At October 31, 2001, the Fund had a net capital loss carryforward of approximately $203,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


               October 31, 2001 (18) Mercury Large Cap Growth Fund

INDEPENDENT AUDITORS' REPORT

MERCURY LARGE CAP GROWTH FUND

The Board of Directors and Shareholders, Mercury Large Cap Growth Fund (One of the Series constituting Mercury Large Cap Series Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury Large Cap Growth Fund as of October 31, 2001, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period December 22, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Large Cap Growth Fund as of October 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 14, 2001


               October 31, 2001 (19) Mercury Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

MASTER LARGE CAP GROWTH PORTFOLIO

                                                                                                                 In US Dollars
                                                                                                          --------------------------
                          Shares                                                                                          Percent of
Industry                   Held                       Investments                                             Value       Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary

Hotels,                   49,000         Darden Restaurants, Inc.                                         $ 1,568,980        1.1%
Restaurants &             51,000        +Harrah's Entertainment, Inc.                                       1,485,630        1.0
Leisure                   32,000        +International Game Technology                                      1,633,600        1.1
------------------------------------------------------------------------------------------------------------------------------------
Internet &                31,000        +eBay Inc.                                                          1,626,880        1.1
Catalog Retail
------------------------------------------------------------------------------------------------------------------------------------
Media                     37,000        +AOL Time Warner Inc.                                               1,154,770        0.8
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail          23,000        +BJ's Wholesale Club, Inc.                                          1,167,710        0.8
                          26,000         Wal-Mart Stores, Inc.                                              1,336,400        0.9
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail          37,000        +American Eagle Outfitters, Inc.                                    1,013,800        0.7
                         139,000        +AutoNation, Inc.                                                   1,430,310        1.0
                          29,000        +AutoZone, Inc.                                                     1,697,370        1.1
                          41,000        +Barnes & Noble, Inc.                                               1,506,750        1.0
                          32,000        +Best Buy Co., Inc.                                                 1,756,800        1.2
                          71,000         Lowe's Companies, Inc.                                             2,421,100        1.6
                          53,000         The TJX Companies, Inc.                                            1,791,400        1.2
                          39,000         The Talbots, Inc.                                                  1,111,500        0.7
                         104,000        +Venator Group, Inc.                                                1,508,000        1.0
------------------------------------------------------------------------------------------------------------------------------------
Textiles & Apparel        53,000        +Columbia Sportswear Company                                        1,515,270        1.0
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Consumer Discretionary
                                         (Cost--$24,788,898)                                               25,726,270       17.3
------------------------------------------------------------------------------------------------------------------------------------

Consumer Staples

Beverages                 36,000        +Constellation Brands, Inc. (Class A)                               1,477,440        1.0
------------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailing     83,000        +The Kroger Co.                                                     2,030,180        1.4
                          36,000        +Whole Foods Market, Inc.                                           1,251,000        0.8
------------------------------------------------------------------------------------------------------------------------------------
Personal Products         29,000         The Procter & Gamble Company                                       2,139,620        1.4
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                   59,000         Philip Morris Companies Inc.                                       2,761,200        1.9
                          48,000         UST Inc.                                                           1,613,280        1.1
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Consumer Staples
                                         (Cost--$10,791,629)                                               11,272,720        7.6
------------------------------------------------------------------------------------------------------------------------------------

Financials

Diversified Financials    22,000         Fannie Mae                                                         1,781,120        1.2
                          29,000         Freddie Mac                                                        1,966,780        1.3
                          29,000         Household International, Inc.                                      1,516,700        1.0
                          23,000         USA Education Inc.                                                 1,875,880        1.3
------------------------------------------------------------------------------------------------------------------------------------
Insurance                 12,000         American International Group, Inc.                                   943,200        0.7
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Financials (Cost--$8,127,378)                                8,083,680        5.5
------------------------------------------------------------------------------------------------------------------------------------


               October 31, 2001 (20) Mercury Large Cap Growth Fund

                                                                                                                 In US Dollars
                                                                                                          --------------------------
                          Shares                                                                                          Percent of
Industry                   Held                       Investments                                             Value       Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Health Care

Biotechnology             34,000        +Genzyme Corporation                                              $ 1,834,300        1.2%
                          45,000        +Techne Corporation                                                 1,356,300        0.9
------------------------------------------------------------------------------------------------------------------------------------
Health Care               34,000         Beckman Coulter Inc.                                               1,443,980        1.0
Equipment &               56,000         Biomet, Inc.                                                       1,708,000        1.2
Supplies                  70,000        +Boston Scientific Corporation                                      1,591,800        1.1
                          61,000        +Cytyc Corporation                                                  1,599,420        1.1
                          13,000         DENTSPLY International Inc.                                          584,870        0.4
                          30,000        +ResMed Inc.                                                        1,674,000        1.1
                          24,000        +St. Jude Medical, Inc.                                             1,704,000        1.1
                          32,000         Stryker Corporation                                                1,799,680        1.2
------------------------------------------------------------------------------------------------------------------------------------
Health Care               14,000         Cardinal Health, Inc.                                                939,540        0.6
Providers &              114,000        +Caremark Rx, Inc.                                                  1,527,600        1.0
Services                  91,000        +DaVita, Inc.                                                       1,656,200        1.1
                          27,000        +Express Scripts, Inc. (Class A)                                    1,105,380        0.7
                          52,000        +First Health Group Corp.                                           1,404,000        1.0
                          38,000         HCA--The Healthcare Corporation                                    1,507,080        1.0
                          44,000        +Henry Schein, Inc.                                                 1,485,000        1.0
                          60,000        +Lincare Holdings Inc.                                              1,542,000        1.0
                          43,000         McKesson HBOC, Inc.                                                1,590,570        1.1
                          70,000         Omnicare, Inc.                                                     1,391,600        0.9
                          67,000        +Oxford Health Plans, Inc.                                          1,578,520        1.1
                          24,000        +Quest Diagnostics Incorporated                                     1,569,120        1.1
                          26,000        +Tenet Healthcare Corporation                                       1,495,520        1.0
                          24,000        +Trigon Healthcare, Inc.                                            1,473,360        1.0
                          32,000         UnitedHealth Group Incorporated                                    2,104,000        1.4
                          30,000        +Universal Health Services, Inc. (Class B)                          1,211,700        0.8
                          15,000        +Wellpoint Health Networks Inc.                                     1,673,850        1.1
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals           21,000        +Barr Laboratories, Inc.                                            1,528,800        1.0
                          26,000        +Forest Laboratories, Inc.                                          1,933,880        1.3
                          69,000        +IVAX Corporation                                                   1,417,950        1.0
                          36,000         Johnson & Johnson                                                  2,084,760        1.4
                          44,000        +King Pharmaceuticals, Inc.                                         1,715,560        1.2
                           3,000        +Medicis Pharmaceutical (Class A)                                     173,070        0.1
                          43,000         Mylan Laboratories, Inc.                                           1,585,410        1.1
                         125,000         Pfizer Inc.                                                        5,237,500        3.5
                          72,000        +SICOR Inc.                                                         1,350,000        0.9
                          34,000        +Watson Pharmaceuticals, Inc.                                       1,621,120        1.1
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Health Care
                                         (Cost--$57,812,134)                                               59,199,440       39.8
------------------------------------------------------------------------------------------------------------------------------------


               October 31, 2001 (21) Mercury Large Cap Growth Fund

                                                                                                                 In US Dollars
                                                                                                          --------------------------
                          Shares                                                                                          Percent of
Industry                   Held                       Investments                                             Value       Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Industrials

Commercial                40,000        +Apollo Group, Inc. (Class A)                                     $ 1,626,000        1.1%
Services & Supplies       29,000        +The BISYS Group, Inc.                                              1,508,580        1.0
                          33,000        +CSG Systems International, Inc.                                    1,031,580        0.7
                          67,000        +Concord EFS, Inc.                                                  1,833,790        1.2
                          35,000         First Data Corporation                                             2,364,950        1.6
                          48,000         H & R Block, Inc.                                                  1,635,840        1.1
                          39,000         Pitney Bowes Inc.                                                  1,429,740        1.0
------------------------------------------------------------------------------------------------------------------------------------
Industrial               232,000         General Electric Company                                           8,447,120        5.7
Conglomerates
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Industrials
                                         (Cost--$23,028,292)                                               19,877,600       13.4
------------------------------------------------------------------------------------------------------------------------------------

Information Technology

Communications            80,000        +Advanced Fibre Communications, Inc.                                1,490,400        1.0
Equipment                 44,000        +Cisco Systems, Inc.                                                  744,480        0.5
                          48,000        +Digital Lightwave, Inc.                                              289,440        0.2
                          37,000         Harris Corporation                                                 1,268,360        0.8
------------------------------------------------------------------------------------------------------------------------------------
Computers &                9,000         International Business
Peripherals                              Machines Corporation                                                 972,630        0.6
                          86,000        +Storage Technology Corporation                                     1,614,220        1.1
------------------------------------------------------------------------------------------------------------------------------------
Electronic                34,000        +Tech Data Corporation                                              1,451,460        1.0
Equipment &
Instruments
------------------------------------------------------------------------------------------------------------------------------------
IT Consulting &           39,000         Electronic Data Systems Corporation                                2,510,430        1.7
Services                  99,000        +Unisys Corporation                                                   884,070        0.6
------------------------------------------------------------------------------------------------------------------------------------
Semiconductor             73,000        +Credence Systems Corporation                                         992,800        0.7
Equipment &               84,000         Intel Corporation                                                  2,051,280        1.4
Products
------------------------------------------------------------------------------------------------------------------------------------
Software                  41,000         Autodesk, Inc.                                                     1,362,020        0.9
                          47,000         Computer Associates International, Inc.                            1,453,240        1.0
                         122,000        +Compuware Corporation                                              1,254,160        0.8
                          86,000        +Microsoft Corporation                                              5,000,900        3.4
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Information Technology
                                         (Cost--$24,271,343)                                               23,339,890       15.7
------------------------------------------------------------------------------------------------------------------------------------

Utilities

Electric Utilities        29,000         Black Hills Corporation                                              796,340        0.5
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Utilities (Cost--$1,175,045)                                   796,340        0.5
------------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments
                                         (Cost--$149,994,719)                                             148,295,940       99.8
------------------------------------------------------------------------------------------------------------------------------------


               October 31, 2001 (22) Mercury Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                      In US Dollars
                                                             -----------------------------
              Face                                                              Percent of
             Amount         Short-Term Securities                Value          Net Assets
------------------------------------------------------------------------------------------
Commercial  $179,000   General Motors Acceptance Corp.,
Paper*                 2.73% due 11/01/2001                  $    179,000           0.1%
------------------------------------------------------------------------------------------
                       Total Short-Term Securities
                       (Cost--$179,000)                           179,000           0.1
------------------------------------------------------------------------------------------
                       Total Investments
                       (Cost--$150,173,719)                   148,474,940          99.9
                       Other Assets Less Liabilities              176,663           0.1
                                                             -----------------------------
                       Net Assets                            $148,651,603         100.0%
                                                             =============================
------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.


               October 31, 2001 (23) Mercury Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2001

MASTER LARGE CAP GROWTH PORTFOLIO

Assets:

Investments, at value (including securities loaned of $2,228,150)
  (identified cost--$150,173,719)                                                  $ 148,474,940
Investments held as collateral for loaned securities, at value                         2,315,000
Cash                                                                                         446
Receivables:
  Securities sold                                                    $1,977,090
  Contributions                                                         724,282
  Dividends                                                              24,810
  Loaned securities                                                         257        2,726,439
                                                                     ----------
Prepaid expenses                                                                          17,490
                                                                                   -------------
Total assets                                                                         153,534,315
                                                                                   -------------
------------------------------------------------------------------------------------------------

Liabilities:

Collateral on securities loaned, at value                                              2,315,000
Payables:
  Securities purchased                                                1,839,186
  Withdrawals                                                           587,297
  Investment adviser                                                     67,456        2,493,939
                                                                     ----------
Accrued expenses and other liabilities                                                    73,773
                                                                                   -------------
Total liabilities                                                                      4,882,712
                                                                                   -------------
------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                         $ 148,651,603
                                                                                   =============
------------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                  $ 150,350,382
Unrealized depreciation on investments--net                                           (1,698,779)
                                                                                   -------------
Net assets                                                                         $ 148,651,603
                                                                                   =============
------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               October 31, 2001 (24) Mercury Large Cap Growth Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2001

MASTER LARGE CAP GROWTH PORTFOLIO

Investment Income:

Dividends                                                                         $    717,193
Interest and discount earned                                                            68,201
Securities lending--net                                                                    336
                                                                                  ------------
Total income                                                                           785,730
                                                                                  ------------
----------------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                              $873,576
Accounting services                                                    158,650
Professional fees                                                       61,619
Custodian fees                                                          48,839
Trustees' fees and expenses                                             15,420
Printing and shareholder reports                                         4,733
Pricing fees                                                               900
Other                                                                    1,070
                                                                      --------
Total expenses                                                                       1,164,807
                                                                                  ------------
Investment loss--net                                                                  (379,077)
                                                                                  ------------
----------------------------------------------------------------------------------------------

Realized & Unrealized Loss on
Investments--Net:

Realized loss on investments--net                                                  (57,330,407)
Change in unrealized appreciation/depreciation on investments--net                  (2,948,866)
                                                                                  ------------
Net Decrease in Net Assets Resulting from Operations                              $(60,658,350)
                                                                                  ============
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               October 31, 2001 (25) Mercury Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

MASTER LARGE CAP GROWTH PORTFOLIO

                                                                                     For the Period
                                                                      For the         December 22,
                                                                    Year Ended           1999+ to
                                                                    October 31,        October 31,
Increase (Decrease) in Net Assets:                                     2001                2000
---------------------------------------------------------------------------------------------------
Operations:

Investment loss--net                                              $    (379,077)      $    (58,294)
Realized gain (loss) on investments--net                            (57,330,407)            93,566
Change in unrealized appreciation on investments--net                (2,948,866)         1,250,087
                                                                  --------------------------------
Net increase (decrease) in net assets resulting
   from operations                                                  (60,658,350)         1,285,359
                                                                  --------------------------------
---------------------------------------------------------------------------------------------------

Capital Transactions:

Proceeds from contributions                                         164,918,603         97,405,983
Fair value of withdrawals                                           (53,733,811)        (1,566,181)
                                                                  --------------------------------
Net increase in net assets derived from capital transactions        111,184,792         95,839,802
                                                                  --------------------------------
---------------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                         50,526,442         97,125,161
Beginning of period                                                  98,125,161          1,000,000
                                                                  --------------------------------
End of period                                                     $ 148,651,603       $ 98,125,161
                                                                  ================================
---------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


               October 31, 2001 (26) Mercury Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

MASTER LARGE CAP GROWTH PORTFOLIO

The following ratios have been derived from information provided in the financial statements.

                                                                  For the Period
                                                     For the       December 22,
                                                   Year Ended        1999+ to
                                                   October 31,      October 31,
                                                      2001             2000
--------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement                           .73%          1.30%*
                                                     =======================
Expenses                                                 .73%          1.82%*
                                                     =======================
Investment loss--net                                    (.24%)         (.75%)*
                                                     =======================
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)             $148,652        $98,125
                                                     =======================
Portfolio turnover                                    230.34%         94.75%
                                                     =======================
--------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


               October 31, 2001 (27) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP GROWTH PORTFOLIO

(1)   Significant Accounting Policies:

      Master Large Cap Growth Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


               October 31, 2001 (28) Mercury Large Cap Growth Fund

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.


               October 31, 2001 (29) Mercury Large Cap Growth Fund

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio will adopt the provisions to amortize all premiums and discounts on debt securities effective November 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. As of October 31, 2001, no debt securities were held by the Portfolio.

      (f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, the Portfolio typically receives the income on both the loaned securities and the collateral and, as a result, the Portfolio's yield may increase. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Portfolio may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.


               October 31, 2001 (30) Mercury Large Cap Growth Fund

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets. Prior to January 17, 2001, the annual rate was .75%.

      The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Portfolio also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. For the year ended October 31, 2001, QA Advisors received $218 in securities lending agent fees.

      Prior to January 1, 2001, FAM provided accounting services to the Portfolio and the Portfolio reimbursed FAM for these services. FAM continues to provide certain accounting services to the Portfolio. The Portfolio reimburses FAM at its cost for such services. For the year ended October 31, 2001, the Portfolio reimbursed FAM an aggregate of $29,674 for the above-described services. The Portfolio entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Portfolio. The Portfolio pays a fee for these services.

      Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


               October 31, 2001 (31) Mercury Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2001 were $475,375,186 and $356,912,067, respectively.

      Net realized gains (losses) for the year ended October 31, 2001 and net unrealized losses as of October 31, 2001 were as follows:

                                                Realized             Unrealized
                                             Gains (Losses)            Losses
--------------------------------------------------------------------------------
Long-term investments                        $(57,330,423)          $(1,698,779)
Short-term investments                                 16                    --
                                             ----------------------------------
Total                                        $(57,330,407)          $(1,698,779)
                                             ==================================
--------------------------------------------------------------------------------

      As of October 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $6,487,070, of which $8,805,974 related to appreciated securities and $15,293,044 related to depreciated securities. At October 31, 2001, the aggregate cost of investments for Federal income tax purposes was $154,962,010.

(4)   Short-Term Borrowings:

      The Portfolio, along with certain other funds managed by FAM and its affiliates, is party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the facility during the year ended October 31, 2001.


               October 31, 2001 (32) Mercury Large Cap Growth Fund

INDEPENDENT AUDITORS' REPORT

MASTER LARGE CAP GROWTH PORTFOLIO

The Board of Trustees and Investors, Master Large Cap Growth Portfolio (One of the Series constituting Master Large Cap Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Large Cap Growth Portfolio as of October 31, 2001, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period December 22, 1999 (commencement of operations) to October 31, 2000. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Large Cap Growth Portfolio as of October 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 14, 2001


               October 31, 2001 (33) Mercury Large Cap Growth Fund

MASTER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO INFORMATION AS OF OCTOBER 31, 2001 (unaudited)

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
General Electric Company                                                 5.7%
--------------------------------------------------------------------------------
Pfizer Inc.                                                              3.5
--------------------------------------------------------------------------------
Microsoft Corporation                                                    3.4
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                                             1.9
--------------------------------------------------------------------------------
Electronic Data Systems Corporation                                      1.7
--------------------------------------------------------------------------------
Lowe's Companies, Inc.                                                   1.6
--------------------------------------------------------------------------------
First Data Corporation                                                   1.6
--------------------------------------------------------------------------------
The Procter & Gamble Company                                             1.4
--------------------------------------------------------------------------------
UnitedHealth Group Incorporated                                          1.4
--------------------------------------------------------------------------------
Johnson & Johnson                                                        1.4
--------------------------------------------------------------------------------

Five Largest                                                          Percent of
Industries                                                            Net Assets
--------------------------------------------------------------------------------
Health Care Providers & Services                                         16.9%
--------------------------------------------------------------------------------
Pharmaceuticals                                                          12.6
--------------------------------------------------------------------------------
Specialty Retail                                                          9.6
--------------------------------------------------------------------------------
Commercial Services & Supplies                                            8.4
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                          8.2
--------------------------------------------------------------------------------


               October 31, 2001 (34) Mercury Large Cap Growth Fund

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President and Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


               October 31, 2001 (35) Mercury Large Cap Growth Fund

[LOGO] Merrill Lynch  Investment Managers

          MUTUAL        MANAGED            ALTERNATIVE         INSTITUTIONAL
          FUNDS         ACCOUNTS           INVESTMENTS       ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Large Cap Growth Fund of
Mercury Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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